                     Massachusetts Investors Trust
               Massachusetts Investors Growth Stock Fund
                       MFS(R) Capital Growth Fund
                       MFS(R) Emerging Growth Fund
                  MFS(R) Gold & Natural Resources Fund
                    MFS(R) Growth Opportunities Fund
                       MFS(R) Managed Sectors Fund
                             MFS(R) OTC Fund
                          MFS(R) Research Fund
                            MFS(R) Value Fund
                        MFS(R) Total Return Fund
                          MFS(R) Utilities Fund
                            MFS(R) Bond Fund
                     MFS(R) Government Mortgage Fund
                    MFS(R) Government Securities Fund
                         MFS(R) High Income Fund
                     MFS(R) Intermediate Income Fund
                      MFS(R) Strategic Income Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Limited Maturity Fund
                        MFS(R) World Equity Fund
                      MFS(R) World Governments Fund
                        MFS(R) World Growth Fund
                     MFS(R) World Total Return Fund
                   MFS(R) World Asset Allocation Fund
                        MFS(R) Cash Reserve Fund
                   MFS(R) Government Money Market Fund
                        MFS(R) Money Market Fund

                 Supplement to the Current Prospectus


Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

           The date of this Supplement is February 1, 1995.

                             MFS(R) CASH RESERVE FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                             MFS(R) TOTAL RETURN FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS(R) GROWTH OPPORTUNITIES FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                           MFS(R) EMERGING GROWTH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                            MFS(R) CAPITAL GROWTH FUND
                        MFS(R) ALABAMA MUNICIPAL BOND FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                       MFS(R) GOLD & NATURAL RESOURCES FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                           MFS(R) MANAGED SECTORS FUND
                        MFS(R) FLORIDA MUNICIPAL BOND FUND
                                MFS(R) VALUE FUND
                        MFS(R) GEORGIA MUNICIPAL BOND FUND
                              MFS(R) UTILITIES FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                             MFS(R) WORLD EQUITY FUND
                     MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                          MFS(R) WORLD TOTAL RETURN FUND
                      MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                                 MFS(R) BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                           MFS(R) LIMITED MATURITY FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                       MFS(R) TENNESSEE MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                           MFS(R) STRATEGIC INCOME FUND
                     MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) WORLD GOVERNMENTS FUND
                      MFS(R) MUNICIPAL LIMITED MATURITY FUND
                             MFS(R) WORLD GROWTH FUND
                            MFS(R) MUNICIPAL BOND FUND
                                 MFS(R) OTC FUND
                           MFS(R) MUNICIPAL INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                               MFS(R) RESEARCH FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) WORLD ASSET ALLOCATION FUND
                         MASSACHUSETTS INVESTORS TRUST
                             MFS(R) MONEY MARKET FUND
                      MFS(R) RESEARCH GROWTH AND INCOME FUND

                      Supplement to the Current Prospectus

         The following information supplements the disclosure found under the caption "Information Concerning Shares of the Fund - Purchases" in the
Prospectus:


         MFS Fund Distributors, Inc. ("MFD"), the distributor of each of the above-named funds (the "Funds"), has entered into a long-term exclusive marketing agreement with IBAA Financial Services Corporation ("IBFS"), pursuant to which MFD has agreed to pay IBFS, as additional compensation for IBFS' marketing and distribution of the Funds, an annual amount (subject to a minimum) based upon the value of shares of the Funds for which IBFS acts as broker-dealer of record plus the value of shares of the Funds sold by IBFS during such year.

                The date of this Supplement is February 1, 1997.

                        MFS(R) CASH RESERVE FUND
      MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                        MFS(R) TOTAL RETURN FUND
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                    MFS(R) GROWTH OPPORTUNITIES FUND
                       MFS(R) EMERGING GROWTH FUND
                   MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) CAPITAL GROWTH FUND
                   MFS(R) ARKANSAS MUNICIPAL BOND FUND
                     MFS(R) INTERMEDIATE INCOME FUND
                  MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                     MASSACHUSETTS INVESTORS TRUST
                   MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) MANAGED SECTORS FUND
                   MFS(R) GEORGIA MUNICIPAL BOND FUND
                            MFS(R) VALUE FUND
                   MFS(R) MARYLAND MUNICIPAL BOND FUND
                          MFS(R) UTILITIES FUND
                MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                        MFS(R) WORLD EQUITY FUND
                 MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                     MFS(R) WORLD TOTAL RETURN FUND
                   MFS(R) NEW YORK MUNICIPAL BOND FUND
                            MFS(R) BOND FUND
                MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) LIMITED MATURITY FUND
                 MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS(R) GOVERNMENT MORTGAGE FUND
                MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS(R) GOVERNMENT LIMITED MATURITY FUND
                  MFS(R) TENNESSEE MUNICIPAL BOND FUND
                    MFS(R) GOVERNMENT SECURITIES FUND
                   MFS(R) VIRGINIA MUNICIPAL BOND FUND
                         MFS(R) HIGH INCOME FUND
                MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                      MFS(R) STRATEGIC INCOME FUND
                 MFS(R) MUNICIPAL LIMITED MATURITY FUND
                      MFS(R) WORLD GOVERNMENTS FUND
                       MFS(R) MUNICIPAL BOND FUND
                        MFS(R) WORLD GROWTH FUND
                      MFS(R) MUNICIPAL INCOME FUND
                             MFS(R) OTC FUND
                          MFS(R) RESEARCH FUND
          MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                   MFS(R) WORLD ASSET ALLOCATION FUND
                        MFS(R) MONEY MARKET FUND
                    MFS(R) MUNICIPAL HIGH INCOME FUND
                   MFS(R) GOVERNMENT MONEY MARKET FUND
                 MFS(R) RESEARCH GROWTH AND INCOME FUND
                      MFS(R) STRATEGIC GROWTH FUND



                 Supplement to the Current Prospectus



The following provisions shall apply to any retirement plan (each a "Merrill Lynch Daily K Plan") whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Daily K Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii) if such Plan's records are maintained by an Independent Recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

         The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Daily K
         Plan:

         (i) if, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million in assets invested in Applicable
                  Investments;

         (ii) if such Plan's records are maintained by an independent recordkeeper and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement, such Plan has less than $3 million dollars in assets, excluding money market funds, invested in Applicable Investments; or

         (iii) such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Daily K Plan.

             The date of this Supplement is June 5, 1997.

                         MFS CASH RESERVE FUND
      MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                         MFS TOTAL RETURN FUND
               MASSACHUSETTS INVESTORS GROWTH STOCK FUND
           MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                     MFS GROWTH OPPORTUNITIES FUND
                       MFS EMERGING GROWTH FUND
                    MFS ALABAMA MUNICIPAL BOND FUND
                        MFS CAPITAL GROWTH FUND
                   MFS ARKANSAS MUNICIPAL BOND FUND
                     MFS INTERMEDIATE INCOME FUND
                  MFS CALIFORNIA MUNICIPAL BOND FUND
                     MASSACHUSETTS INVESTORS TRUST
                    MFS FLORIDA MUNICIPAL BOND FUND
                       MFS MANAGED SECTORS FUND
                    MFS GEORGIA MUNICIPAL BOND FUND
                            MFS VALUE FUND
                   MFS MARYLAND MUNICIPAL BOND FUND
                          MFS UTILITIES FUND
                 MFS MASSACHUSETTS MUNICIPAL BOND FUND
                         MFS WORLD EQUITY FUND
                  MFS MISSISSIPPI MUNICIPAL BOND FUND
                      MFS WORLD TOTAL RETURN FUND
                   MFS NEW YORK MUNICIPAL BOND FUND
                             MFS BOND FUND
                MFS NORTH CAROLINA MUNICIPAL BOND FUND
                       MFS LIMITED MATURITY FUND
                 MFS PENNSYLVANIA MUNICIPAL BOND FUND
                     MFS GOVERNMENT MORTGAGE FUND
                MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                 MFS GOVERNMENT LIMITED MATURITY FUND
                   MFS TENNESSEE MUNICIPAL BOND FUND
                    MFS GOVERNMENT SECURITIES FUND
                   MFS VIRGINIA MUNICIPAL BOND FUND
                         MFS HIGH INCOME FUND
                 MFS WEST VIRGINIA MUNICIPAL BOND FUND
                       MFS STRATEGIC INCOME FUND
                  MFS MUNICIPAL LIMITED MATURITY FUND
                      MFS WORLD GOVERNMENTS FUND
                        MFS MUNICIPAL BOND FUND
                         MFS WORLD GROWTH FUND
                       MFS MUNICIPAL INCOME FUND
                             MFS OTC FUND
                           MFS RESEARCH FUND
          MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                    MFS WORLD ASSET ALLOCATION FUND
                         MFS MONEY MARKET FUND
                    MFS MUNICIPAL HIGH INCOME FUND
                   MFS GOVERNMENT MONEY MARKET FUND
                  MFS RESEARCH GROWTH AND INCOME FUND
                       MFS STRATEGIC GROWTH FUND


                 SUPPLEMENT TO THE CURRENT PROSPECTUS

This supplement describes certain changes, effective immediately, to each Fund's Prospectus.


1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD").

2. NEW CLASS A NET ASSET VALUE CATEGORY FOR CERTAIN RETIREMENT PLANS. In addition to the four circumstances described under the caption "Purchases Subject to a CDSC (but not an initial sales charge)" in the "Purchases - Class A Shares" section of the Prospectus, Class A shares are offered at net asset value without an initial sales charge but subject to a CDSC (equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and
(c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

3. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:

               Loan  Payments.  A new waiver  category  is added  under
              "I. Waivers of All Applicable Sales Charges" as follows:

                      7.   Loan Repayments

                                Shares   acquired   pursuant  to  repayments  by
                               retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS
                               Recordkeeper Plus Program (but not the MFS Recordkeeper Program).

              In a conforming change, the waiver category for loans from a 401(a) or ESP Plan under "5. Retirement Plans (CDSC waiver only) -
              Section 401(a) Plans ("401 (a) Plans") and Section 403 (b) Employee Sponsored Plans
              ("ESP Plans")" is deleted.

               Wrap Account  Investments.  The waiver category entitled
              "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                            Shares  acquired  by  investments   through  certain
                      dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund marketplace account or a similar program under which such clients pay a fee to such dealer.

               Administrative Services Agreements.  The waiver category entitled
              "Administrative Services Arrangements" under the heading "4. Retirement Plans" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                            Shares   acquired  by  retirement   plans  or  trust
                      accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

               Systematic   Withdrawal   Plan.   The  waiver   category
              entitled "1. Systematic Withdrawal Plan" under the heading "III. Waivers of Class B and Class C Sales Charges" is amended to read as follows:

                      Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.

               Investment of Redemption Proceeds from Unaffiliated Mutual Funds.
              The waiver category entitled "1. Investment of Redemption Proceeds from Unaffiliated Mutual Funds" under the heading "II. Waivers of Class A Sales Charges" is deleted in its entirety.


             The date of this Supplement is July 1, 1997.

                             MFS CASH RESERVE FUND
          MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH AND INCOME FUND
                             MFS TOTAL RETURN FUND
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                MFS/FOREIGN & COLONIAL INTERNATIONAL GROWTH FUND
                         MFS GROWTH OPPORTUNITIES FUND
                            MFS EMERGING GROWTH FUND
                        MFS ALABAMA MUNICIPAL BOND FUND
                            MFS CAPITAL GROWTH FUND
                        MFS ARKANSAS MUNICIPAL BOND FUND
                          MFS INTERMEDIATE INCOME FUND
                       MFS CALIFORNIA MUNICIPAL BOND FUND
                         MASSACHUSETTS INVESTORS TRUST
                        MFS FLORIDA MUNICIPAL BOND FUND
                            MFS MANAGED SECTORS FUND
                        MFS GEORGIA MUNICIPAL BOND FUND
                                 MFS VALUE FUND
                        MFS MARYLAND MUNICIPAL BOND FUND
                               MFS UTILITIES FUND
                     MFS MASSACHUSETTS MUNICIPAL BOND FUND
                             MFS WORLD EQUITY FUND
                      MFS MISSISSIPPI MUNICIPAL BOND FUND
                          MFS WORLD TOTAL RETURN FUND
                        MFS NEW YORK MUNICIPAL BOND FUND
                                 MFS BOND FUND
                     MFS NORTH CAROLINA MUNICIPAL BOND FUND
                           MFS LIMITED MATURITY FUND
                      MFS PENNSYLVANIA MUNICIPAL BOND FUND
                          MFS GOVERNMENT MORTGAGE FUND
                     MFS SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS GOVERNMENT LIMITED MATURITY FUND
                       MFS TENNESSEE MUNICIPAL BOND FUND
                         MFS GOVERNMENT SECURITIES FUND
                        MFS VIRGINIA MUNICIPAL BOND FUND
                              MFS HIGH INCOME FUND
                     MFS WEST VIRGINIA MUNICIPAL BOND FUND
                           MFS STRATEGIC INCOME FUND
                      MFS MUNICIPAL LIMITED MATURITY FUND
                           MFS WORLD GOVERNMENTS FUND
                            MFS MUNICIPAL BOND FUND
                             MFS WORLD GROWTH FUND
                           MFS MUNICIPAL INCOME FUND
                                  MFS OTC FUND
                               MFS RESEARCH FUND
              MFS/FOREIGN & COLONIAL EMERGING MARKETS EQUITY FUND
                        MFS WORLD ASSET ALLOCATION FUND
                             MFS MONEY MARKET FUND
                         MFS MUNICIPAL HIGH INCOME FUND
                        MFS GOVERNMENT MONEY MARKET FUND
                      MFS RESEARCH GROWTH AND INCOME FUND
                           MFS STRATEGIC GROWTH FUND


                      SUPPLEMENT TO THE CURRENT PROSPECTUS

This supplement describes certain changes, effective immediately, to each Fund's Prospectus.

1. DEFINITION OF "DEALER". As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFS Fund Distributors, Inc. ("MFD"). The use of the defined term "dealer" does not mean or imply that any such financial intermediary necessarily is a "dealer" for purposes of any federal or state laws, rules or regulations or any self-regulatory organization's rules.

2. CHANGES TO SALES CHARGE WAIVER CATEGORIES. Appendix A to the Prospectus, which describes waivers of sales charges, is amended as follows:

               Wrap  Account  and Fund  "Supermarket"  Investments.  The  waiver category entitled "2. Wrap Account Investments" under "II. Waivers of Class A Sales Charges" is amended to read in its entirety as follows:

                       2. Wrap Account and Fund "Supermarket" Investments Shares
                      acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

                 The date of this Supplement is August 8, 1997.

                         MFS(R) Managed Sectors Fund
                          MFS(R)  World Growth Fund
                           MFS(R) Cash Reserve Fund
                               MFS(R) Bond Fund
                     MFS(R) World Asset  Allocation  Fund
                        MFS(R)  Limited  Maturity  Fund
                            MFS(R) Core Growth Fund
                     MFS(R) Municipal Limited Maturity Fund
                        MFS(R) Special  Opportunities Fund
                          MFS(R) Government Mortgage Fund
                        MFS(R) Convertible Securities Fund
                         MFS(R) International Growth Fund
                              MFS(R)  Blue Chip Fund
                  MFS(R)  International  Growth and Income Fund
                       MFS(R)  Science and  Technology  Fund
              MFS/Foreign & Colonial  Emerging  Markets Equity Fund
                             MFS(R) New Discovery Fund
                        MFS(R) Alabama  Municipal Bond Fund
                      MFS(R)Research  Growth and Income  Fund
                       MFS(R)  Arkansas  Municipal  Bond Fund
                           MFS(R) Equity  Income  Fund
                      MFS(R)  California  Municipal  Bond Fund
                        MFS(R)  Research International  Fund
                         MFS(R) Florida  Municipal Bond Fund
                             MFS(R)  Strategic Growth Fund
                        MFS(R)  Georgia  Municipal  Bond Fund
                            MFS(R)  Emerging  Growth Fund
                        MFS(R) Maryland  Municipal Bond Fund
                            MFS(R) Large Cap Growth Fund
                      MFS(R)  Massachusetts Municipal Bond Fund
                            MFS(R) Intermediate Income Fund
                        MFS(R) Mississippi Municipal Bond Fund
                              MFS(R) High  Income  Fund
                        MFS(R) New York  Municipal  Bond Fund
                          MFS(R) Municipal  High Income Fund
                     MFS(R)  North  Carolina  Municipal  Bond Fund
                              MFS(R) Money  Market Fund
                       MFS(R)  Pennsylvania  Municipal  Bond Fund
                          MFS(R)  Government Money Market Fund
                      MFS(R) South  Carolina  Municipal  Bond Fund
                             MFS(R)  Municipal Bond Fund
                          MFS(R) Tennessee Municipal Bond Fund
                              MFS(R) Mid Cap Growth Fund
                          MFS(R) Virginia  Municipal  Bond Fund
                               MFS(R)  Total  Return  Fund
                       MFS(R) West  Virginia Municipal  Bond Fund
                                   MFS(R)  Research Fund
                              MFS(R)  Municipal  Income Fund
                              MFS(R) World Total Return Fund
                            MFS(R) Union Standard Equity Fund
                                   MFS(R)  Utilities Fund
                           MFS(R)  Growth  Opportunities  Fund
                                 MFS(R) World  Equity Fund
                           MFS(R)  Government Securities Fund
                             MFS(R) World  Governments  Fund
                         Massachusetts  Investors Growth Stock Fund
                                   MFS(R)  Value Fund
                      MFS(R)  Government  Limited  Maturity  Fund
                            MFS(R) Strategic Income Fund
                            Massachusetts Investors Trust

                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is October 1, 1997.

                       MFS(R) Managed Sectors Fund
                 MFS(R) Municipal Limited Maturity Fund
                        MFS(R) Cash Reserve Fund
                     MFS(R) Government Mortgage Fund
                   MFS(R) World Asset Allocation Fund
                   MFS(R) Alabama Municipal Bond Fund
                        MFS(R) New Discovery Fund
                   MFS(R) Arkansas Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                  MFS(R) California Municipal Bond Fund
                        MFS(R) Equity Income Fund
                   MFS(R) Florida Municipal Bond Fund
                      MFS(R) Strategic Growth Fund
                   MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                   MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) New York Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                       MFS(R) Municipal Bond Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                       MFS(R) Mid Cap Growth Fund
                MFS(R) South Carolina Municipal Bond Fund
                        MFS(R) Total Return Fund
                  MFS(R) Tennessee Municipal Bond Fund
                          MFS(R) Research Fund
                   MFS(R) Virginia Municipal Bond Fund
                     MFS(R) World Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Utilities Fund
                      MFS(R) Municipal Income Fund
                        MFS(R) World Equity Fund
                    MFS(R) Union Standard Equity Fund
                      MFS(R) World Governments Fund
                    MFS(R) Growth Opportunities Fund
                            MFS(R) Value Fund
                    MFS(R) Government Securities Fund
                      MFS(R) Strategic Income Fund
               Massachusetts Investors Growth Stock Fund
                        MFS(R) World Growth Fund
                 MFS(R) Government Limited Maturity Fund
                            MFS(R) Bond Fund
                     Massachusetts Investors Trust
                      MFS(R) Limited Maturity Fund

                 Supplement to the Current Prospectus

         This supplement describes certain changes, effective November 1, 1997, to each Fund's Prospectus.

         1. For all Funds listed above except Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Municipal Bond Fund, MFS Municipal Limited Maturity Fund and MFS Cash Reserve Fund, Appendix A to the Prospectus, which describes waivers of sales charges, is amended to add a new waiver category under "II.
WAIVERS OF CLASS A SALES CHARGES" as follows:

                           5.       Purchases of at Least $5 Million
                     (CDSC waiver only)

                                    o Shares  acquired  of  Eligible  Funds  (as
                     defined below) if the shareholder's investment equals or exceeds $5 million in one or more Eligible Funds (the "Initial Purchase") (this waiver applies to the shares acquired from the Initial Purchase and all shares of
                     Eligible Funds subsequently acquired by the shareholder); provided that the dealer through which the Initial Purchase is made enters into an agreement with MFD to accept delayed payment of commissions with respect to the Initial Purchase and all subsequent investments by the shareholder in the Eligible Funds subject to such requirements as may be established from time to time by MFD (for a schedule of the amount of commissions paid by MFD to the dealer on such investments, see "Purchases - Class A Shares - Purchases subject to a CDSC" in the Prospectus). The Eligible Funds are all funds included in the MFS Family of Funds, except for Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Municipal Bond Fund, MFS Municipal Limited Maturity Fund, MFS Money Market Fund, MFS Government Money Market Fund and MFS Cash Reserve Fund.

         2. For all Funds listed above, the section of the Prospectus captioned "Purchases - Class A Shares - Waivers of Initial Sales Charge and CDSC" is restated in its entirety as follows:

                  Waivers  of  Initial   Sales  Charge  and  CDSC.   In  certain
              circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemptions of Class A shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under
              Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

                                    (i)     the retirement plan
                    and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

                                    (ii) the retirement  plan and/or  sponsoring
                    organization demonstrates to the satisfaction of, and certifies to, the Shareholder Servicing Agent that the retirement plan has, at the time of certification or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;

                           provided, however, the CDSC will not be waived (i.e.,
              it will be imposed) (a) with respect to plans which establish an account with the Shareholder Servicing Agent on or after November 1, 1997, in the event that the plan makes a complete redemption of all of its shares in the MFS Funds, or (b) with respect to plans which established an account with the Shareholder Servicing Agent prior to November 1, 1997, in the event that there is a change in law or regulation which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with any other entity.

           The date of this Supplement is November 1, 1997.